Unit-based Compensation, San Vicente Equity Joint Venture LLC ("SVE") Series P Profit Units ("Series P") (Q3) (Details) - Performance Shares [Member] - Series P Profit Units [Member] - USD ($)
$ / shares in Units, $ in Thousands
						7 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022		Jun. 30, 2022	May 09, 2022	Dec. 31, 2020	Sep. 30, 2022		Sep. 30, 2021	Dec. 31, 2021
Number of Units [Abstract]
Beginning balance (in shares)						0	4,306,636		3,893,572	3,893,572
Vested (in shares)						(159,112)	(3,293,464)			(600,107)
Ending balance (in shares)		1,013,172				3,893,572	1,013,172			4,306,636
Granted (in shares)						4,052,684	0		0	1,013,171
Weighted Average Fair Value [Abstract]
Beginning balance (in dollars per share)						$ 0	$ 2.07	[1]	$ 2	$ 2
Vested (in dollars per share)						2	5.36	[1]		2.22
Ending balance (in dollars per share)		$ 7.32	[1]			$ 2	$ 7.32	[1]		$ 2.07 [1]
Tranche One [Member]
Modification of Series P Units [Abstract]
Award vesting percentage					40.00%					20.00%
Incremental unit-based compensation							$ 2,285
Tranche Two [Member]
Weighted Average Fair Value [Abstract]
Ending balance (in dollars per share)		$ 7.32					$ 7.32
Modification of Series P Units [Abstract]
Award vesting percentage		20.00%		20.00%						20.00%
Incremental unit-based compensation							$ 19,217
Modified incremental aggregate unit-based compensation							$ 22,249
Tranche Two [Member] | Scenario, Plan [Member]
Modification of Series P Units [Abstract]
Award vesting percentage	20.00%

[1]	The weighted average fair value for unvested Series P units at December 31, 2021 is based on the grant date fair value. The weighted average fair value of the vested Series P units in 2022 and the unvested Series P units at September 30, 2022 considered the remeasured fair value of Series P upon modification (discussed below).